Note 8 - Long-term Investments (Details Textual)	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Jun. 30, 2010 USD ($) shares	Jun. 30, 2010 TWD ($) shares	Nov. 30, 2005 USD ($) shares	Nov. 30, 2005 SGD ($) shares
Gain (Loss) on Investments, Total	$ 0	$ (79,000)	$ 788,000
Preferred Stock [Member] | Sigurd Cayman [Member]
Investment Owned, Balance, Shares (in shares) | shares	8,557,577
Investment Ownership Percentage	18.88%
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount	$ 0
Equity Securities [Member] | PVEF [Member]
Investment Owned, Balance, Shares (in shares) | shares							20	20
Investment Ownership Percentage				5.00%
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount			30,000
Cost Method Investment, Purchase Price							$ 585,000	$ 1,000,000
Investment Owned Value Per Unit								$ 50,000
Common Stock [Member] | EMC [Member]
Investment Owned, Balance, Shares (in shares) | shares		0			3,468,000	3,468,000
Cost Method Investment, Purchase Price					$ 1,960,000	$ 62,900,000
Gain (Loss) on Investments, Total		$ 79,000	$ 818,000